Commitments and Contingencies - Commitments for the acquisition of vessel owning companies from a related party and vessels under construction (Table) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Vessels Acquisitions I [Member]
Property, Plant and Equipment [Line Items]
2026	$ 244,000
2027	245,300
2028	0
2029	0
Total	489,300
Vessels Under Construction I [Member]
Property, Plant and Equipment [Line Items]
2026	710,784
2027	577,908
2028	235,675
2029	372,750
Total	1,897,117
Total [Member]
Property, Plant and Equipment [Line Items]
2026	954,784
2027	823,208
2028	235,675
2029	372,750
Total	$ 2,386,417